Consolidated Statement of Stockholder's Investment (Deficit) (Parentheticals) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2009 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 18, 2009 Predecessor
Tax (benefit) provision of pension liability adjustment	$ 0.3	$ (10.1)	$ (0.9)	$ 1.8
Issuance of common stock, shares	0	175,261	0	15,000,000
Stock options exercised, shares	0	28,928	0	0
Treasury stock, shares	0	74,950	0	0
Issuance of warrants, shares	0	0	0	789,474